Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Credit Opportunities Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001600600
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2024
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Aug. 01, 2024